Interest expense and other financial income and expense (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other financial income and expense [abstract]
Interest income	$ 379	$ 71	$ 91
Other financial income	19	12	18
Financial expense	(194)	(94)	(52)
Currency result, net	(184)	(69)	(135)
Total other financial income and expense	$ 20	$ (80)	$ (78)